Initial Public Offering	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
Initial Public Offering

Note 4—Initial Public Offering

On September 15, 2020, the Company consummated the Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $16.6 million, inclusive of approximately $10.5 million in deferred underwriting commissions. On October 14, 2020, the Company completed the sale of the Over-Allotment Units to the underwriters, generating gross proceeds of approximately $5.3 million, and incurred additional offering costs of approximately $292,000 in underwriting fees (inclusive of approximately $186,000 in deferred underwriting commissions).

Each Unit consists of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 4—Initial Public Offering

On September 15, 2020, the Company consummated the Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $16.6 million, inclusive of approximately $10.5 million in deferred underwriting commissions. On October 14, 2020, the Company completed the sale of the Over-Allotment Units to the underwriters, generating gross proceeds of approximately $5.3 million, and incurred additional offering costs of approximately $292,000 in underwriting fees (inclusive of approximately $186,000 in deferred underwriting commissions).

Each Unit consists of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).